Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
The Company paid an underwriting fee of $3,034,620, equal to a 2.00% underwriting fee on the per Unit offering price, to the underwriters based on a sale of 15,000,000 Units, at the closing of the Public Offering and 173,100 Units following the partial exercise of the Over-allotment Option. The Company will pay an additional fee of $5,310,585, equal to a 3.50% underwriting fee on the per Unit offering price, to underwriters upon the Company's completion of the Initial Business Combination (the "Deferred Fee"). The Deferred Fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes the Initial Business Combination.  If the Company fails to complete its Initial Business Combination within 24 months from the closing of the Public Offering, the underwriters have agreed to waive their right to the Deferred Fee.